UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22523

Destra Investment Trust II
(Exact name of registrant as specified in charter)

901 Warrenville Rd., Suite 15
Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Nicholas Dalmaso
901 Warrenville Rd., Suite 15
Lisle, IL 60532
 (Name and address of agent for service)

Registrant's telephone number, including area code:  1-630-241-4200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

DESTRA PREFERRED AND INCOME SECURITIES FUND
PORTFOLIO OF INVESTMENTS
December 31, 2013 (unaudited)

Number
of		Moody's
Shares		Ratings	Fair Value
	Long-Term Investments - 100.6%
	Preferred Stocks - 72.6%

	Banks - 35.6%
33,810	Astoria Financial Corp., PFD
	6.500%, Series C (a)	Ba2	$ 742,129
	Barclays Bank PLC, PFD
23,500	7.100%, Series 3 (a)	Ba2	591,495
4,169	7.750%, Series 4 (a)	Ba2	105,601
19,000	8.125%, Series 5 (a)	Ba2	482,030
24,050	BB&T Corp., PFD
	5.625%, Series E (a)	Baa2	489,417
5,000	Capital One Financial Corp., PFD
	6.000%, Series B (a)	Ba1	108,700
6,049	Citigroup Capital XIII, PFD
	7.875% 10/30/40	Ba1	164,835
12,150	Citigroup, Inc., PFD
	7.125%, Series J (a)	Ba3	315,171
5,000	City National Corp., PFD
	5.500%, Series C (a)	Baa2	98,100
10,000	Countrywide Capital V, PFD
	7.000% 11/01/36	Ba1	253,500
5,000	First Horizon National Corp., PFD
	6.200%, Series A (a)	Ba3	101,500
30,000	First Niagara Financial Group, Inc.,
	PFD 8.625%, Series B (a)	Ba2	835,800
49,425	First Republic Bank, PFD
	6.200%, Series B (a)	Baa3	1,094,764
14,074	Goldman Sachs Group, Inc.,
	PFD 5.950%, Series I (a)	Ba2	301,043
21,364	HSBC Holdings PLC, PFD
	8.000%, Series 2 (a)	Baa2	575,546
	ING Groep NV,
300	PFD 6.375% (a)	Ba1	7,110
8,202	PFD 7.050% (a)	Ba1	206,608
5,000	PFD 7.200% (a)	Ba1	127,000
43,754	PFD 7.375% (a)	Ba1	1,111,352
9,492	Morgan Stanley, PFD
	6.875%, Series F (a)	Ba3	237,585
14,000	Royal Bank of Scotland Group PLC,
	PFD 7.250%, Series T (a)	B1	336,000
25,523	Santander Finance Preferred
	SA Unipersonal, PFD
	10.500%, Series 10 (a)	Ba3	673,041
15,500	SunTrust Banks, Inc., PFD
	5.875%, Series E (a)	Ba1	325,500
33,219	Texas Capital Bancshares, Inc., PFD
	6.500% 09/21/42	Ba1	698,928
24,342	Webster Financial Corp., PFD
	6.400%, Series E (a)	Ba1	520,919
	Wells Fargo & Co., PFD
205	7.500%, Series L (a)(b)	Baa3	226,525
20,000	8.000%, Series J (a)	Baa3	559,200
	Zions Bancorporation, PFD
8,000	6.950% 09/15/28	BB+(c)	213,250
12,803	7.900%, Series F (a)	BB(c)	343,377
			11,846,026
	Diversified Financials - 6.7%
32,277	Affiliated Managers Group, Inc., PFD
	6.375% 08/15/42	BBB(c)	734,302
9,229	Charles Schwab Corp., PFD
	6.000%, Series B (a)	Baa2	202,946
11,477	Deutsche Bank Contingent Capital
	Trust V, PFD 8.050% (a)	Ba2	306,436
41,912	HSBC Finance Corp., PFD
	6.360%, Series B (a)	Baa3	959,785

Number
of		Moody's
Shares		Ratings	Fair Value
	Diversified Financials (continued)
1,723	Raymond James Financial, Inc., PFD
	6.900% 03/15/42	Baa2	$ 43,075
			2,246,544
	Insurance - 14.4%
16,050	Arch Capital Group Ltd., PFD
	6.750%, Series C (a)	Baa2	368,026
	Aspen Insurance Holdings Ltd.,
12,286	PFD 5.950% (a)	Ba1	278,524
2,714	PFD 7.250% (a)	Ba1	66,520
44,000	Axis Capital Holdings Ltd., PFD
	6.875%, Series C (a)	Baa3	1,037,520
34,501	Delphi Financial Group, Inc., PFD
	7.376% 05/15/37	BBB-(c)	853,900
	Endurance Specialty Holdings Ltd.,
18,000	PFD 7.500%, Series B (a)	Ba1	455,580
3,681	PFD 7.750%, Series A (a)	Ba1	94,160
	Partnerre Ltd.,
11,922	PFD 5.875%, Series F (a)	Baa2	241,063
15,500	PFD 7.250%, Series E (a)	Baa2	392,150
28,387	Principal Financial Group, Inc., PFD
	6.518%, Series B (a)	Ba1	674,191
8,897	RenaissanceRe Holdings Ltd., PFD
	5.375%, Series E (a)	Baa2	164,239
8,223	WR Berkley Corp., PFD
	5.625% 04/30/53	Baa3	169,476
			4,795,349
	Real Estate - 9.4%
30,000	CommonWealth REIT, PFD
	7.250%, Series E (a)	Ba1	654,000
10,430	CubeSmart, PFD
	7.750%, Series A (a)	Ba1	262,314
16,667	Duke Realty Corp., PFD
	6.600%, Series L (a)	Baa3	377,507
	Kimco Realty Corp., PFD
1,500	5.500%, Series J (a)	Baa2	29,175
13,012	6.900%, Series H (a)	Baa2	309,816
	National Retail Properties, Inc., PFD
4,100	5.700%, Series E (a)	Baa2	77,900
4,230	6.625%, Series D (a)	Baa2	93,694
	PS Business Parks, Inc., PFD
26,100	5.750%, Series U (a)	Baa2	505,035
8,839	6.000%, Series T (a)	Baa2	178,548
4,448	6.875%, Series R (a)	Baa2	107,197
17,063	Realty Income Corp., PFD
	6.625%, Series F (a)	Baa2	408,317
5,560	Weingarten Realty Investors, PFD
	6.500%, Series F (a)	Baa3	125,823
			3,129,326
	Utilities - 6.5%
4,000	Dominion Resources, Inc., PFD
	8.375% 06/15/64, Series A	Baa3	102,960
8,000	Entergy Arkansas, Inc., PFD
	6.450% (a)	Ba1	194,800
5,148	Entergy Louisiana LLC, PFD
	6.950% (a)	Ba1	518,822
8,000	Integrys Energy Group, Inc., PFD
	6.000% 08/01/73	Baa2	191,600
10,000	PPL Capital Funding, Inc., PFD
	5.900% 04/30/73, Series B	Ba1	207,700
21,825	SCANA Corp., PFD
	7.700% 01/30/65	Ba1	572,470
4,000	Southern California Edison Co., PFD
	6.500%, Series D (a)	Baa2	391,125
			2,179,477
	Total Preferred Stocks
	(Cost $25,805,597)		24,196,722

.

DESTRA PREFERRED AND INCOME SECURITIES FUND
PORTFOLIO OF INVESTMENTS, CONTINUED
December 31, 2013 (unaudited)

Number of
Shares/		Moody's
Par Value		Ratings	Fair Value
	Capital Securities - 28.0%
	Banks - 7.8%
1,000,000	Citigroup, Inc.
	5.900%, Series B (a)	Ba3	$ 938,787
250,000	Goldman Sachs Capital I
	6.345% 02/15/34	Baa3	252,966
1,071,000	JPMorgan Chase & Co.
	7.900%, Series 1 (a)	Ba1	1,181,865
215,000	PNC Financial Services Group, Inc.
	(The) 6.750%, Series O (a)	Baa3	224,670
			2,598,288
	Diversified Financials - 4.4%
500,000	Charles Schwab Corp. (The)
	7.000%, Series A (a)	Baa2	556,500
800,000	General Electric Capital Corp.
	7.125%, Series A (a)	Baa1	895,441
			1,451,941
	Insurance - 14.6%
500,000	AXA SA
	8.600% 12/15/30	A3	616,875
450,000	Everest Reinsurance Holdings, Inc.
	6.600% 05/15/37	Baa2	448,875
837,000	MetLife, Inc.
	10.750% 08/01/39	Baa2	1,238,760
500,000	Prudential Financial, Inc.
	5.625% 06/15/43	Baa2	492,500
799,000	StanCorp Financial Group, Inc.
	6.900% 06/01/67	Baa3	799,999
1,300,000	XL Group PLC
	6.500%, Series E (a)	Ba1	1,285,375
			4,882,384
	Utilities - 1.2%
320,000	PPL Capital Funding, Inc.
	6.700% 03/30/67, Series A	Ba1	323,433
75,000	Puget Sound Energy, Inc.
	6.974% 06/01/67, Series A	Baa3	77,219
			400,652
	Total Capital Securities
	(Cost $9,211,701)		9,333,265

	Total Long-Term Investments - 100.6%
	(Cost $35,017,298)		33,529,987

	Money Market Mutual Funds - 0.3%
94,924	Fidelity Institutional Money Market
	Prime, 0.00% (d)
	(Cost $94,924)		94,924

	Total Investments - 100.9%
	(Cost $35,112,222)		33,624,911
	Liabilities in excess of other
	Assets - (0.9)%		(291,806)

	Net Assets - 100.0%		$ 33,333,105

		% of
Summary by Country	Fair Value	Net Assets
Bermuda	$3,097,782	9.3%
France	616,875	1.8
Germany	306,436	0.9
Ireland	1,285,375	3.9
Netherlands	1,452,070	4.4
Spain	673,041	2.0
United Kingdom	2,090,672	6.3
United States	24,102,660	72.3%
Total Investments	33,624,911	100.9
Liabilities in excess of other Assets	(291,806)	(0.9)
Net Assets	$33,333,105	100.0%

LLC – Limited Liability Corporation
NV – Publicly Traded Company
PFD – Preferred Security
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SA – Corporation

(a)	– Perpetual Security.
(b)	– Convertible Preferred Security
(c)	– Standard & Poor's Rating.
(d)	– Interest rate shown reflects yield as of December 31, 2013.

DESTRA FOCUSED EQUITY FUND
PORTFOLIO OF INVESTMENTS†
December 31, 2013 (unaudited)

Number
of
Shares	Description	Fair Value
	Common Stocks - 97.8%

	Consumer Durables & Apparel - 9.8%
60,233	Coach, Inc.	$ 3,380,878
42,974	NIKE, Inc. - Class B	3,379,475
		6,760,353
	Food & Staples Retailing - 14.7%
28,374	Costco Wholesale Corp.	3,376,790
47,070	CVS Caremark Corp.	3,368,800
58,721	Whole Foods Market, Inc.	3,395,835
		10,141,425
	Food, Beverage & Tobacco - 4.9%
95,825	Mondelez International, Inc. - Class A	3,382,623

	Health Care Equipment & Services - 4.9%
48,025	Express Scripts Holding Co. *	3,373,276

	Household & Personal Products - 4.9%
44,825	The Estee Lauder Cos., Inc. - Class A	3,376,219

	Media - 4.9%
44,306	The Walt Disney Co.	3,384,978

	Pharmaceuticals, Biotechnology
	& Life Sciences - 14.6%
14,688	Amgen, Inc.	1,676,782
6,010	Biogen Idec, Inc. *	1,681,298
9,982	Celgene Corp. *	1,686,559
22,490	Gilead Sciences, Inc. *	1,690,124
36,832	Johnson & Johnson	3,373,443
		10,108,206
	Retailing - 9.7%
54,474	Nordstrom, Inc.	3,366,493
52,955	The TJX Cos., Inc.	3,374,822
		6,741,315
	Software & Services - 14.7%
56,506	Adobe Systems, Inc. *	3,383,579
61,843	eBay, Inc. *	3,394,562
88,288	Oracle Corp.	3,377,899
		10,156,040
	Technology Hardware &
	Equipment - 9.8%
134,331	EMC Corp.	3,378,425
45,643	QUALCOMM, Inc.	3,388,993
		6,767,418
	Telecommunication Services - 4.9%
45,879	Crown Castle International Corp. *	3,368,895

	Total Common Stocks
	(Cost $53,338,024)	67,560,748

	Money Market Mutual Funds - 0.5%
338,166	Fidelity Institutional Money Market
	Prime, 0.00% (a)
	(Cost $338,166)	338,166

	Total Investments - 98.3%
	(Cost $53,676,190)	67,898,914
	Other Assets in excess of
	Liabilities - 1.7%	1,166,919
	Net Assets - 100.0%	$ 69,065,833

†
Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

*	Non-income producing security.

(a)	Interest rate shown reflects yield as of December 31, 2013.

FEDERAL INCOME TAX MATTERS

For the period ended December 31, 2013, the cost of investments on a tax basis including any adjustment for financial reporting purposes, were as follows*:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Destra Preferred and Income Securities Fund	$ 34,908,127	$ 653,853	$ (1,937,069)	$ (1,283,216)
Destra Focused Equity Fund	53,882,100	14,387,073	(370,259)	14,016,814

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds have adopted policies and procedures consistent with the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the standard requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds’ procedures are approved by the Board of Trustees.

The following tables represent the Funds’ investments carried on the Portfolio of Investments by caption and by Level within the fair value hierarchy as of December 31, 2013:

Destra Preferred and Income Securities Fund
	Level 1	Level 2	Level 3	Total
Preferred Securities*	$ 24,196,722	$ -	$ -	$ 24,196,722
Capital Securities*	-	9,333,265	-	9,333,265
Money Market Mutual Funds	94,924	-	-	94,924
Total	$ 24,291,646	$ 9,333,265	$ -	$ 33,624,911

Destra Focused Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$ 67,560,748	$ -	$ -	$ 67,560,748
Money Market Mutual Funds	338,166	-	-	338,166
Total	$ 67,898,914	$ -	$ -	$ 67,898,914
* Please refer to the Portfolio of Investments to view securities segregated by industry.

There were no transfers between Level 1 and Level 2, and the Funds held no Level 3 securities during the period ended
December 31, 2013.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                       Destra Investment Trust II

By (Signature and Title)*                 /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date                                                    February 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                 /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date                                                    February 13, 2014

By (Signature and Title)*                  /s/ Linda Fryer
Linda Fryer, Chief Financial Officer
(principal financial officer)

Date                                                    February 13, 2014

* Print the name and title of each signing officer under his or her signature.